UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4384

Strong Equity Funds II, Inc., on behalf of Strong Multi Cap Value Fund, Strong Small Company Value Fund, Strong Small/Mid Cap Value Fund and Strong Strategic Value Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

Strong Multi Cap Value Fund
March 31, 2005 (Unaudited)
                                                                          Shares or
                                                                          Principal
                                                                            Amount                    Value
---------------------------------------------------------------------------------------------------------------------
Common Stocks 95.4%
Apparel - Clothing Manufacturing 0.7%
Guess?, Inc. (b) (c)                                                              112,700            $     1,543,990

Building - Construction Products/Miscellaneous 3.5%
Royal Group Technologies, Ltd. (b)                                                721,500                  7,611,825

Building - Heavy Construction 2.3%
Chicago Bridge & Iron Company NV (c)                                              112,100                  4,935,763

Building - Maintenance & Services 0.7%
ABM Industries, Inc.                                                               83,445                  1,604,647

Chemicals - Plastics 1.1%
Intertape Polymer Group, Inc. (b) (d)                                             312,270                  2,401,356

Chemicals - Specialty 0.7%
Hercules, Inc. (b)                                                                108,200                  1,566,736

Commercial Services - Consulting 0.2%
Watson Wyatt & Company Holdings                                                    16,700                    454,240

Commercial Services - Security/Safety 0.2%
DHB Industries, Inc. (b) (c)                                                       54,500                    479,600

Commercial Services - Staffing 0.2%
MPS Group, Inc. (b)                                                                52,300                    549,673

Computer - Data Storage 1.1%
Seagate Technology (b) (c)                                                        127,500                  2,492,625

Computer - Manufacturers 1.2%
Sun Microsystems, Inc. (b)                                                        655,100                  2,646,604

Computer Software - Desktop 1.8%
Microsoft Corporation                                                             158,400                  3,828,528

Computer Software - Enterprise 0.7%
Lightbridge, Inc. (b)                                                             267,400                  1,617,770

Containers 1.0%
Constar International, Inc. (b)                                                   372,800                  2,110,048

Electronics - Contract Manufacturing 0.6%
Celestica, Inc. (b)                                                                91,240                  1,232,652

Electronics - Miscellaneous Components 0.3%
Coherent, Inc. (b)                                                                 16,770                    566,155

Electronics - Parts Distributors 0.3%
Richardson Electronics, Ltd.                                                       66,500                    682,955

Electronics - Scientific Measuring 0.3%
Newport Corporation (b)                                                            46,230                    669,873

Electronics - Semiconductor Manufacturing 1.1%
Amkor Technology, Inc. (b)                                                         93,500                    360,910
Credence Systems Corporation (b)                                                  116,100                    918,351
Kulicke & Soffa Industries, Inc. (b)                                              162,500                  1,022,125
                                                                                         ----------------------------

                                                                                                           2,301,386

Finance - Equity REIT 0.7%
American Financial Realty Trust                                                   107,900                  1,578,577

Food - Miscellaneous Preparation 1.2%
Del Monte Foods Company (b)                                                       235,550                  2,555,718

Insurance - Diversified 0.4%
PXRE Group, Ltd.                                                                   31,400                    805,410

Insurance - Property/Casualty/Title 3.3%
EMC Insurance Group, Inc.                                                          94,600                  1,803,076
Endurance Specialty Holdings, Ltd.                                                 16,100                    609,224
Mercury General Corporation                                                        30,880                  1,706,429
NYMAGIC, Inc.                                                                      47,030                  1,114,611
Platinum Underwriters Holdings, Ltd.                                               33,600                    997,920
Seabright Insurance Holdings, Inc. (b)                                             30,800                    318,472
Specialty Underwriters' Alliance, Inc. (b)                                         61,500                    548,580
                                                                                         ----------------------------

                                                                                                           7,098,312

Internet - Software 1.1%
Vignette Corporation (b)                                                        1,869,600                  2,449,176

Leisure - Gaming/Equipment 1.7%
Empire Resorts, Inc. (b)                                                          512,300                  3,703,929

Leisure - Services 0.2%
Great Wolf Resorts, Inc. (b)                                                       16,300                    406,685

Machinery - General Industrial 2.7%
Briggs & Stratton Corporation (c)                                                  62,726                  2,283,854
UNOVA, Inc. (b) (c)                                                               169,500                  3,500,175
                                                                                         ----------------------------

                                                                                                           5,784,029

Media - Diversified 0.7%
Time Warner, Inc. (b)                                                              85,700                  1,504,035

Media - Radio/TV 0.7%
The E.W. Scripps Company Class A                                                   31,300                  1,525,875

Medical - Biomedical/Biotechnology 1.1%
CV Therapeutics, Inc. (b)                                                         113,600                  2,312,896

Medical - Ethical Drugs 1.6%
Biovail Corporation International (b)                                              89,400                  1,348,152
Endo Pharmaceuticals Holdings, Inc. (b)                                            92,000                  2,074,600
                                                                                         ----------------------------

                                                                                                           3,422,752

Medical - Nursing Homes 2.7%
Beverly Enterprises, Inc. (b)                                                     314,400                  3,892,272
Manor Care, Inc.                                                                   53,500                  1,945,260
                                                                                         ----------------------------

                                                                                                           5,837,532

Medical/Dental - Services 1.0%
Covalent Group, Inc. (b)                                                          981,170                  2,256,691

Metal Ores - Gold/Silver 4.6%
Apex Silver Mines, Ltd. (b)                                                       255,680                  4,095,994
Harmony Gold Mining Company, Ltd. Sponsored ADR                                   289,000                  2,254,200
Meridian Gold, Inc. (b) (c)                                                        64,610                  1,088,032
Newmont Mining Corporation Holding Company                                         61,500                  2,598,375
                                                                                         ----------------------------

                                                                                                          10,036,601

Metal Ores - Miscellaneous 1.5%
Inco, Ltd. (b) (c)                                                                 79,900                  3,180,020

Oil & Gas - Canadian Exploration & Production 3.8%
Canadian Natural Resources, Ltd. (c)                                              145,300                  8,255,946

Oil & Gas - Drilling 2.0%
Helmerich & Payne, Inc. (c)                                                        41,900                  1,663,011
Transocean, Inc. (b) (c)                                                           53,800                  2,768,548
                                                                                         ----------------------------

                                                                                                           4,431,559

Oil & Gas - Field Services 10.9%
Global Industries, Ltd. (b)                                                     1,179,800                 11,090,120
Key Energy Services, Inc. (b)                                                     528,600                  6,063,042
Layne Christensen Company (b)                                                      54,100                    934,307
Matrix Service Company (b)                                                        140,155                    609,674
Newpark Resources, Inc. (b)                                                       442,600                  2,606,914
Oceaneering International, Inc. (b)                                                25,500                    956,250
Willbros Group, Inc. (b)                                                           67,900                  1,371,580
                                                                                         ----------------------------

                                                                                                          23,631,887

Oil & Gas - International Exploration & Production 2.5%
CNOOC, Ltd. ADR (c)                                                                75,500                  4,130,605
Paramount Resources, Ltd. (b)                                                      50,100                  1,258,611
                                                                                         ----------------------------

                                                                                                           5,389,216

Oil & Gas - Machinery/Equipment 0.3%
Input/Output, Inc. (b)                                                            102,100                    658,545

Oil & Gas - Production/Pipeline 1.8%
El Paso Corporation                                                               380,600                  4,026,748

Oil & Gas - United States Exploration & Production 14.5%
Forest Oil Corporation (b) (c)                                                    140,100                  5,674,050
McMoRan Exploration Company (b)                                                   127,970                  2,572,197
Noble Energy, Inc. (c)                                                             36,900                  2,509,938
Petrohawk Energy Corporation (b)                                                  230,700                  2,417,736
Pioneer Natural Resources Company (c)                                              76,800                  3,280,896
Pogo Producing Company (c)                                                         47,400                  2,333,976
Range Resources Corporation (c)                                                   430,600                 10,058,816
Stone Energy Corporation (b) (c)                                                   52,000                  2,525,640
                                                                                         ----------------------------

                                                                                                          31,373,249

Pollution Control - Services 0.8%
Calgon Carbon Corporation                                                         200,330                  1,710,818

Retail - Clothing/Shoes 1.1%
Bakers Footwear Group, Inc. (b)                                                   135,200                  1,372,280
The Gymboree Corporation (b)                                                       83,400                  1,045,836
                                                                                         ----------------------------

                                                                                                           2,418,116

Retail - Restaurants 1.2%
California Pizza Kitchen, Inc. (b) (c)                                             72,100                  1,690,024
Darden Restaurants, Inc. (c)                                                       30,000                    920,400
                                                                                         ----------------------------

                                                                                                           2,610,424

Retail/Wholesale - Computer/Cellular 0.3%
CellStar Corporation (b)                                                          248,350                    578,656

Steel - Producers 1.4%
IPSCO, Inc.                                                                         7,900                    402,900
United States Steel Corporation (c)                                                52,500                  2,669,625
                                                                                         ----------------------------

                                                                                                           3,072,525

Steel - Specialty Alloys 2.0%
GrafTech International, Ltd. (b)                                                  774,300                  4,405,767

Telecommunications - Equipment 6.4%
ADC Telecommunications, Inc. (b)                                                1,718,900                  3,420,611
C-COR.net Corporation (b)                                                         111,000                    674,880
ECI Telecom, Ltd. (b)                                                             890,700                  6,404,133
ECtel, Ltd. (b)                                                                   286,087                  1,049,939
Nortel Networks Corporation (b)                                                   823,400                  2,247,882
                                                                                         ----------------------------

                                                                                                          13,797,445

Telecommunications - Services 0.9%
Cincinnati Bell, Inc. (b)                                                         455,300                  1,935,025

Transportation - Truck 0.7%
Covenant Transport, Inc. Class A (b)                                               84,400                  1,485,440

Utility - Electric Power 1.6%
TECO Energy, Inc.                                                                 218,700                  3,429,216
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $171,724,083)                                                                  206,965,246
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.4%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $10,000,686); Collateralized by: United States
Government & Agency Issues                                                 $   10,000,000                 10,000,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $1,753,541); Collateralized by: United
States Government & Agency Issues                                               1,753,500                  1,753,500
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $11,753,500)                                                           11,753,500
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $183,477,583) 100.8%                                               218,718,746
Other Assets and Liabilities, Net (0.8%)                                                                 (1,767,833)
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                          $             216,950,913
=====================================================================================================================

---------------------------------------------------------------------------------------------------------------------
WRITTEN CALL OPTIONS DETAIL
---------------------------------------------------------------------------------------------------------------------
                                                                                                     Value
                                                                        Contracts
                                                                     (100 shares per
                                                                        contract)
---------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corporation
(Strike Price is $40.00. Expiration date is 4/15/05. Premium
received is $32,699.)                                                      100            $        (1,250)

CNOOC, Ltd. ADR
(Strike Price is $55.00. Expiration date is 4/15/05. Premium
received is $27,699.)                                                      100                     (9,500)
(Strike Price is $60.00. Expiration date is 6/17/05. Premium
received is $10,600.)                                                       50                     (4,250)

California Pizza Kitchen, Inc.
(Strike Price is $25.00. Expiration date is 7/15/05. Premium
received is $9,600.)                                                        50                     (5,375)

Canadian Natural Resources, Ltd.
(Strike Price is $45.00. Expiration date is 6/17/05. Premium
received is $81,973.)                                                      300                   (370,500)
(Strike Price is $55.00. Expiration date is 6/17/05. Premium
received is $210,793.)                                                     400                   (194,000)
(Strike Price is $60.00. Expiration date is 6/17/05. Premium
received is $44,549.)                                                      150                    (36,375)

Chicago Bridge & Iron Company NV
(Strike Price is $35.00. Expiration date is 4/15/05. Premium
received is $23,349.)                                                       50                    (44,750)

DHB Industries, Inc.
(Strike Price is $15.00. Expiration date is 4/15/05. Premium
received is $18,133.)                                                      100                       (250)

Darden Restaurants, Inc.
(Strike Price is $25.00. Expiration date is 4/15/05. Premium
received is $13,100.)                                                       50                    (28,500)

Forest Oil Corporation
(Strike Price is $30.00. Expiration date is 5/20/05. Premium
received is $96,397.)                                                      200                   (213,000)
(Strike Price is $40.00. Expiration date is 5/20/05. Premium
received is $3,700.)                                                        50                    (11,375)
(Strike Price is $40.00. Expiration date is 8/19/05. Premium
received is $7,850.)                                                        50                    (18,250)

Guess?, Inc.
(Strike Price is $15.00. Expiration date is 6/17/05. Premium
received is $18,299.)                                                      150                    (10,125)

Helmerich & Payne, Inc.
(Strike Price is $40.00. Expiration date is 6/17/05. Premium
received is $7,350.)                                                        50                    (10,500)
(Strike Price is $45.00. Expiration date is 6/17/05. Premium
received is $1,020.)                                                        10                       (500)
(Strike Price is $40.00. Expiration date is 9/16/05. Premium
received is $8,600.)                                                        50                    (15,500)

Inco, Ltd.
(Strike Price is $40.00. Expiration date is 4/15/05. Premium
received is $19,200.)                                                      100                     (9,500)

Meridian Gold, Inc.
(Strike Price is $22.50. Expiration date is 7/15/05. Premium
received is $11,700.)                                                      100                     (2,750)

Noble Energy, Inc.
(Strike Price is $55.00. Expiration date is 5/20/05. Premium
received is $40,349.)                                                       50                    (66,000)

Pioneer Natural Resources Company
(Strike Price is $45.00. Expiration date is 6/17/05. Premium
received is $5,350.)                                                        50                     (6,250)
(Strike Price is $40.00. Expiration date is 9/16/05. Premium
received is $47,698.)                                                      100                    (51,500)
(Strike Price is $45.00. Expiration date is 9/16/05. Premium
received is $11,600.)                                                       50                    (12,625)

Pogo Producing Company
(Strike Price is $45.00. Expiration date is 5/20/05. Premium
received is $27,699.)                                                      100                    (50,000)
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $15,700.)                                                      100                    (18,750)

Range Resources Corporation
(Strike Price is $25.00. Expiration date is 9/16/05. Premium
received is $38,399.)                                                      200                    (36,500)

Seagate Technology
(Strike Price is $17.50. Expiration date is 6/17/05. Premium
received is $24,299.)                                                      150                    (41,250)

Stone Energy Corporation
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $22,799.)                                                      150                    (24,750)

Transocean, Inc.
(Strike Price is $45.00. Expiration date is 5/20/05. Premium
received is $26,699.)                                                      100                    (73,500)
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $47,148.)                                                      200                    (73,000)

United States Steel Corporation
(Strike Price is $55.00. Expiration date is 7/15/05. Premium
received is $22,349.)                                                      50                     (17,250)
(Strike Price is $60.00. Expiration date is 7/15/05. Premium
received is $37,199.)                                                      100                    (20,250)
(Strike Price is $65.00. Expiration date is 7/15/05. Premium
received is $42,074.)                                                      225                    (25,875)

UNOVA, Inc.
(Strike Price is $22.50. Expiration date is 6/17/05. Premium
received is $9,100.)                                                        50                     (4,750)
(Strike Price is $22.50. Expiration date is 9/16/05. Premium
received is $13,100.)                                                       50                    (16,250)
(Strike Price is $25.00. Expiration date is 9/16/05. Premium
received is $7,850.)                                                        50                     (4,875)
                                                                 ----------------------------------------------------

                                                                         3,885            $    (1,529,625)
                                                                 ====================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of these securities are held in conjunction with open written option contracts.
(d) Restricted and Illiquid Security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG SMALL COMPANY VALUE FUND


Shares            Security Name                                                                                        Value
Common Stocks - 95.47%

Amusement & Recreation Services - 4.21%
         105,000  Lakes Entertainment Incorporated+                                                            $         1,890,000
         369,000  World Wrestling Entertainment Incorporated                                                             4,428,000

                                                                                                                         6,318,000
                                                                                                              --------------------

Apparel & Accessory Stores - 0.51%
          58,000  Syms Corporation+                                                                                        768,500
                                                                                                              --------------------

Apparel & Other Finished Products Made From Fabrics & Similar Materials - 3.74%
          22,700  Russell Corporation                                                                                      410,416
         445,000  Tommy Hilfiger Corporation+                                                                            5,206,500

                                                                                                                         5,616,916
                                                                                                              --------------------

Business Services - 9.93%
         155,000  Ciber Incorporated+                                                                                    1,126,850
       1,251,000  E.piphany Incorporated+                                                                                4,441,050
         286,417  Embarcadero Technologies Incorporated+                                                                 1,887,488
         492,300  eSpeed Incorporated Class A+                                                                           4,529,160
          80,000  Midway Games Incorporated+                                                                               820,800
         130,000  NDCHealth Corporation+                                                                                 2,077,400
           4,000  S1 Corporation+                                                                                           27,760

                                                                                                                        14,910,508
                                                                                                              --------------------

Chemicals & Allied Products - 3.20%
             700  Cambrex Corporation                                                                                       14,910
           7,000  Guilford Pharmaceuticals Incorporated+                                                                    16,100
         116,000  ImClone Systems Incorporated+                                                                          4,002,000
           2,000  Lubrizol Corporation                                                                                      81,280
          36,400  Protein Design Labs Incorporated+                                                                        582,036
         112,800  XOMA Limited+                                                                                            112,800

                                                                                                                         4,809,126
                                                                                                              --------------------

Communications - 8.86%
         102,000  Adtran Incorporated                                                                                    1,799,280
         190,000  Cumulus Media Incorporated Class A+                                                                    2,707,500
         145,000  Emmis Communications Corporation Class A+                                                              2,786,900
         375,000  Regent Communications Incorporated+                                                                    2,006,250
         391,200  Spanish Broadcasting Systems Incorporated+                                                             4,013,712

                                                                                                                        13,313,642
                                                                                                              --------------------

Construction Special Trade Contractors - 1.58%
         285,000  Comfort Systems USA Incorporated+                                                                      2,208,750
           9,800  Layne Christensen Company+                                                                               169,246

                                                                                                                         2,377,996
                                                                                                              --------------------

Depository Institutions - 3.03%
           7,900  ACE Cash Express Incorporated+                                                                           179,725
           3,800  Citizens First Bancorp Incorporated                                                                       84,892
           1,300  First Commonwealth Financial Corporation                                                                  17,810
         200,000  First Financial Bancorp                                                                                3,650,000
          16,000  First Indiana Corporation                                                                                387,200
           3,800  NBT Bancorp Incorporated                                                                                  85,158
             600  Peoples Bancorp Incorporated                                                                              16,140
           2,200  UMB Financial Corporation                                                                                125,224

                                                                                                                         4,546,149
                                                                                                              --------------------

Eating & Drinking Places - 1.71%
         239,200  Buca Incorporated+                                                                                     1,501,937
         107,000  Rubio's Restaurants Incorporated+                                                                      1,070,000

                                                                                                                         2,571,937
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 3.68%
           4,000  Black Hills Corporation                                                                                  132,280
          36,000  California Water Service Group                                                                         1,201,320
          49,000  Casella Waste Systems Incorporated Class A+                                                              648,270
         182,000  CenterPoint Energy Incorporated                                                                        2,189,460
          44,800  Clean Harbors Incorporated+                                                                              821,632
           5,600  Cleco Corporation                                                                                        119,280
           9,600  IDACORP Incorporated                                                                                     272,352
           5,800  Otter Tail Corporation                                                                                   145,232

                                                                                                                         5,529,826
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 1.10%
         165,000  FuelCell Energy Incorporated+                                                                          1,646,700
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 2.27%
         350,000  Diversa Corporation+                                                                                   1,743,000
          25,000  MedQuist Incorporated+                                                                                   335,000
         118,000  Trimeris Incorporated+                                                                                 1,328,680

                                                                                                                         3,406,680
                                                                                                              --------------------

Fabricated Metal Products, Except Machinery & Transportation Equipment - 0.46%
          31,000  Valmont Industries Incorporated                                                                          691,920
                                                                                                              --------------------

Food & Kindred Products - 4.86%
         125,000  Cal-Maine Foods Incorporated                                                                             982,500
         330,000  Del Monte Foods Company+                                                                               3,580,500
         175,000  Galaxy Nutritional Foods Incorporated+                                                                   402,500
           2,000  Hercules Incorporated+                                                                                    28,960
         177,300  Monterey Gourmet Foods Incorporated+                                                                     567,360
          30,500  Tasty Baking Company                                                                                     255,895
         694,400  Vermont Pure Holdings Limited+                                                                         1,486,016

                                                                                                                         7,303,731
                                                                                                              --------------------

Food Stores - 1.34%
         190,000  Wild Oats Markets Incorporated+                                                                        2,019,700
                                                                                                              --------------------

Health Services - 1.01%
         135,000  Hooper Holmes Incorporated                                                                               515,700
         234,200  Radiologix Incorporated+                                                                               1,004,718

                                                                                                                         1,520,418
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 1.90%
         230,600  MTR Gaming Group Incorporated+                                                                         2,859,440
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 4.59%
         240,000  Agco Corporation+                                                                                      4,380,000
         185,000  Infocus Corporation+                                                                                   1,061,900
          13,600  Planar Systems Incorporated+                                                                             122,672
          49,800  Robbins & Myers Incorporated                                                                           1,096,098
           6,000  Tennant Company                                                                                          232,140

                                                                                                                         6,892,810
                                                                                                              --------------------

Insurance Agents, Brokers & Service - 1.92%
         191,200  Crawford & Company Class A (non-voting)                                                                1,347,004
         131,000  USI Holdings Corporation+                                                                              1,543,180

                                                                                                                         2,890,184
                                                                                                              --------------------

Insurance Carriers - 5.60%
         175,000  Ohio Casualty Corporation+                                                                             4,021,500
         195,000  Scottish Re Group Limited                                                                              4,391,400

                                                                                                                         8,412,900
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 6.93%
           4,900  Herley Industries Incorporated+                                                                           83,839
         393,300  OrthoLogic Corporation+                                                                                1,990,098
         113,000  Vital Signs Incorporated                                                                               4,507,570
       1,279,400  VIVUS Incorporated+                                                                                    3,825,406

                                                                                                                        10,406,913
                                                                                                              --------------------

Metal Mining - 7.02%
         278,000  Glamis Gold Limited+@                                                                                  4,339,580
         404,000  Gold Fields Limited ADR                                                                                4,641,960
         110,000  Goldcorp Incorporated                                                                                  1,563,100

                                                                                                                        10,544,640
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 0.85%
         115,000  Lydall Incorporated+                                                                                   1,276,500
                                                                                                              --------------------

Miscellaneous Retail - 1.72%
         195,000  Action Performance Companies Incorporated+                                                             2,579,850
                                                                                                              --------------------

Motion Pictures - 1.90%
         400,000  New Frontier Media Incorporated+                                                                       2,861,600
                                                                                                              --------------------

Non-Depository Credit Institutions - 0.08%
           3,600  Financial Federal Corporation                                                                            127,332
                                                                                                              --------------------

Paper & Allied Products - 0.40%
          55,300  Buckeye Technologies Incorporated+                                                                       597,240
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 6.90%
         260,000  Playboy Enterprises Incorporated Class B (non-voting)+                                                 3,354,000
         405,000  Readers Digest Association Incorporated                                                                7,010,550

                                                                                                                        10,364,550
                                                                                                              --------------------

Retail, Trade & Services - 0.15%
          17,000  Stride Rite Corporation                                                                                  226,100
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 3.15%
         102,700  BioScrip Incorporated+                                                                                   619,281
         656,000  Dimon Incorporated                                                                                     4,100,000
             500  Green Mountain Coffee Roasters Incorporated+                                                              12,000

                                                                                                                         4,731,281
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 0.87%
         115,000  PSS World Medical Incorporated+                                                                        1,307,550
                                                                                                              --------------------

Total Common Stocks (Cost $136,093,457)                                                                                143,430,639
                                                                                                              --------------------

Preferred Stocks - 0.13%
           7,000  Scottish Re Group Limited+                                                                               188,790

Total Preferred Stocks (Cost $180,600)                                                                                     188,790
                                                                                                              --------------------
Principal         Security Name                                                  Interest Rate  Maturity Date          Value

US Treasury Securities - 0.82%

US Treasury Bills - 0.82%
$      1,200,000  US Treasury Bill^                                                    2.28%      04/07/2005             1,199,546
          35,000  US Treasury Bill^                                                    2.69       06/02/2005                34,841
                                                                                                              --------------------

Total US Treasury Securities (Cost $1,234,384)                                                                           1,234,387
                                                                                                              --------------------

Short-Term Investments - 3.22%*
Shares            Security Name                                                                                        Value

Mutual Fund - 3.22%
       4,838,959  Wells Fargo Money Market Trust~                                                                        4,838,959
                                                                                                              --------------------

Total Short-Term Investments (Cost $4,838,959)                                                                           4,838,959
                                                                                                              --------------------

Total Investments in Securities
(Cost $142,347,400)                                       99.64%                                               $       149,692,775

Other Assets and Liabilities, Net                          0.36                                                            539,390
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       150,232,165
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
^   Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
@   Securities issued on a when-issued basis.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG SMALL/MID CAP VALUE FUND


Shares            Security Name                                                                                        Value
Common Stocks - 99.47%

Apparel & Other Finished Products Made From Fabrics & Similar Materials - 0.96%
           5,490  DHB Industries Incorporated+#                                                                $            48,312
          11,630  Guess? Incorporated+#                                                                                    159,331

                                                                                                                           207,643
                                                                                                              --------------------

Business Services - 7.59%
          31,080  3Com Corporation+                                                                                        110,645
          11,770  Ascential Software Corporation+#                                                                         218,098
           4,040  DST Systems Incorporated+                                                                                186,567
          23,155  Embarcadero Technologies Incorporated+                                                                   152,591
          14,390  Kforce Incorporated+                                                                                     158,146
          19,520  Mobius Management Systems Incorporated+                                                                  127,856
           4,420  MoneyGram International Incorporated                                                                      83,494
          21,370  SeeBeyond Technology Corporation+                                                                         67,529
          48,725  Sun Microsystems Incorporated+                                                                           196,849
         133,035  Vignette Corporation+                                                                                    174,276
          20,265  WebMD Corporation+                                                                                       172,253

                                                                                                                         1,648,304
                                                                                                              --------------------

Chemicals & Allied Products - 2.54%
          21,355  Orasure Technologies Incorporated+                                                                       157,173
          10,515  Polyone Corporation+                                                                                      93,373
           7,005  RPM International Incorporated                                                                           128,052
          12,020  Wellman Incorporated                                                                                     173,809

                                                                                                                           552,407
                                                                                                              --------------------

Communications - 2.54%
           3,995  Adtran Incorporated                                                                                       70,472
          45,880  Cincinnati Bell Incorporated+                                                                            194,990
          48,980  Coastal Contacts Incorporated                                                                             46,563
          28,430  ECtel Limited+                                                                                           104,338
          22,435  Lightbridge Incorporated+                                                                                135,731

                                                                                                                           552,094
                                                                                                              --------------------

Depository Institutions - 1.23%
           4,570  Community Bancorp+                                                                                       115,118
          13,920  Pacific Premier Bancorp Incorporated+                                                                    153,120

                                                                                                                           268,238
                                                                                                              --------------------

Eating & Drinking Places - 1.37%
           6,585  California Pizza Kitchen Incorporated+#                                                                  154,352
           4,635  Darden Restaurants Incorporated#                                                                         142,202

                                                                                                                           296,554
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 1.22%
          10,585  El Paso Corporation                                                                                      111,989
           9,710  TECO Energy Incorporated                                                                                 152,253

                                                                                                                           264,242
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 7.98%
          75,510  ADC Telecommunications Incorporated+                                                                     150,265
          18,615  C-COR Incorporated+                                                                                      113,179
           8,245  Celestica Incorporated+                                                                                  111,390
          36,600  Evans & Sutherland Computer Corporation+                                                                 201,300
          43,460  Graftech International Limited+                                                                          247,287
          21,955  KEMET Corporation+                                                                                       170,151
          54,470  MRV Communications Incorporated+                                                                         175,938
          75,120  Nortel Networks Corporation+                                                                             205,078
          11,145  OSI Systems Incorporated+                                                                                195,149
          10,350  Richardson Electronics Limited                                                                           106,295
          15,220  Silicon Storage Technology Incorporated+                                                                  56,618

                                                                                                                         1,732,650
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.44%
           8,785  CV Therapeutics Incorporated+#                                                                           178,863
          23,000  Discovery Partners International+                                                                         73,600
           4,750  Tetra Tech Incorporated+                                                                                  59,945

                                                                                                                           312,408
                                                                                                              --------------------

Food & Kindred Products - 2.30%
          20,405  Del Monte Foods Company+                                                                                 221,395
           8,740  Hercules Incorporated+                                                                                   126,555
           3,520  Sanderson Farms Incorporated                                                                             152,099

                                                                                                                           500,049
                                                                                                              --------------------

Furniture & Fixtures - 0.40%
           6,175  La-Z-Boy Incorporated                                                                                     86,018
                                                                                                              --------------------

Health Services - 1.35%
           7,920  Beverly Enterprises Incorporated+                                                                         98,049
           5,360  Manor Care Incorporated                                                                                  194,890

                                                                                                                           292,939
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 0.74%
           7,885  Empire Resorts Incorporated+                                                                              57,009
           4,175  Great Wolf Resorts Incorporated+                                                                         104,166

                                                                                                                           161,175
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 3.70%
           8,370  Agco Corporation+                                                                                        152,753
           5,735  Briggs & Stratton Corporation#                                                                           208,811
          42,300  Cray Incorporated+                                                                                       107,865
           5,480  Seagate Technology+                                                                                      107,134
          10,965  UNOVA Incorporated+#                                                                                     226,427

                                                                                                                           802,990
                                                                                                              --------------------

Insurance Carriers - 2.63%
          12,390  EMC Insurance Group Incorporated                                                                         236,153
           6,485  NYMAGIC Incorporated                                                                                     153,694
           3,795  PXRE Group Limited                                                                                        97,342
           8,220  SeaBright Insurance Holdings Incorporated+                                                                84,995

                                                                                                                           572,184
                                                                                                              --------------------

Justice, Public Order & Safety - 0.63%
           4,765  Geo Group Incorporated+                                                                                  136,184
                                                                                                              --------------------

Leather & Leather Products - 0.60%
          12,950  Bakers Footwear Group Incorporated+                                                                      131,443
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 3.39%
          11,965  Access Pharmaceuticals Incorporated+                                                                      29,793
          35,973  Allied Healthcare Products Incorporated+                                                                 232,386
           4,075  Armor Holdings Incorporated+                                                                             151,142
          11,375  Credence Systems Corporation+                                                                             89,976
          13,325  Input Output Incorporated+                                                                                85,946
           4,730  Lakeland Industries Incorporated+                                                                         90,196
           5,680  Synovis Life Technologies Incorporated+                                                                   56,686

                                                                                                                           736,125
                                                                                                              --------------------

Metal Mining - 9.70%
          25,620  Apex Silver Mines Limited+                                                                               410,433
          27,430  Glamis Gold Limited+@                                                                                    428,182
           9,820  Goldcorp Incorporated                                                                                    139,542
          25,460  Harmony Gold Mining Company Limited ADR                                                                  198,588
           5,515  Inco Limited+#                                                                                           219,497
           7,460  Meridian Gold Incorporated+                                                                              125,626
           4,220  Newmont Mining Corporation                                                                               178,295
          21,085  Randgold Resources Limited ADR+                                                                          260,611
          17,745  Southwestern Resources Corporation+                                                                      145,222

                                                                                                                         2,105,996
                                                                                                              --------------------

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels - 0.60%
          24,820  Quadra Mining Limited                                                                                    131,312
                                                                                                              --------------------

Miscellaneous Services - 0.48%
           5,800  Toreador Resources Corporation+                                                                          105,270
                                                                                                              --------------------

Motor Freight Transportation & Warehousing - 0.82%
           4,690  Covenant Transport Incorporated Class A+                                                                  82,544
           4,910  Werner Enterprises Incorporated                                                                           95,401

                                                                                                                           177,945
                                                                                                              --------------------

Oil & Gas Extraction - 27.42%
           7,765  Canadian Natural Resources Limited#                                                                      441,207
           6,185  CNOOC Limited ADR#                                                                                       338,381
           1,925  Energy Partners Limited+                                                                                  49,992
           5,245  Forest Oil Corporation+#                                                                                 212,422
          98,000  Global Industries Limited+                                                                               921,200
          20,350  Grey Wolf Incorporated+                                                                                  133,903
           1,355  Helmerich & Payne Incorporated#                                                                           53,780
             970  Kerr-McGee Corporation                                                                                    75,980
          29,860  Key Energy Services Incorporated+                                                                        342,494
          10,135  McMoRan Exploration Company+                                                                             203,714
          43,635  Newpark Resources Incorporated+                                                                          257,010
           1,535  Noble Energy Incorporated                                                                                104,411
           2,145  Oceaneering International Incorporated+                                                                   80,438
          34,230  Paramount Resources Limited+                                                                             876,901
          22,505  Parker Drilling Company+                                                                                 129,404
           7,025  Petrohawk Energy Corporation+                                                                             73,622
          12,000  Petrohawk Energy Corporation#                                                                            125,760
          15,670  PetroQuest Energy Incorporated+                                                                          104,049
           4,925  Pioneer Natural Resources Company                                                                        210,396
           2,790  Pogo Producing Company#                                                                                  137,380
           2,955  Pride International Incorporated+                                                                         73,402
          27,595  Range Resources Corporation                                                                              644,619
         100,000  Seitel Incorporated+                                                                                     139,500
           1,730  Transocean Incorporated+#                                                                                 89,026
           6,775  Willbros Group Incorporated+                                                                             136,855

                                                                                                                         5,955,846
                                                                                                              --------------------

Paper & Allied Products - 0.98%
          15,040  Wausau-Mosinee Paper Corporation                                                                         212,666
                                                                                                              --------------------

Primary Metal Industries - 1.29%
          10,035  Encore Wire Corporation+                                                                                 102,357
           2,470  Roanoke Electric Steel Corporation                                                                        51,080
           2,500  United States Steel Corporation#                                                                         127,125

                                                                                                                           280,562
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 1.46%
           2,610  EW Scripps Company Class A                                                                               127,238
          11,415  Journal Communications Incorporated Class A                                                              188,918

                                                                                                                           316,156
                                                                                                              --------------------

Rubber & Miscellaneous Plastics Products - 4.40%
          10,140  AEP Industries Incorporated+                                                                             199,251
          32,790  Constar International Incorporated+                                                                      185,591
          27,815  Intertape Polymer Group Incorporated+                                                                    213,897
          33,910  Royal Group Technologies Limited+                                                                        357,751

                                                                                                                           956,490
                                                                                                              --------------------

Transportation By Air - 1.60%
          13,480  AirTran Holdings Incorporated+                                                                           121,994
           3,595  Petroleum Helicopters Incorporated+                                                                      106,991
           3,945  Petroleum Helicopters Incorporated (non-voting)+                                                         118,350

                                                                                                                           347,335
                                                                                                              --------------------

Transportation Equipment - 0.85%
           4,615  Noble International Limited                                                                              104,576
           1,565  Sequa Corporation+                                                                                        81,145

                                                                                                                           185,721
                                                                                                              --------------------

Transportation Services - 1.54%
             100  Pacer International Incorporated+                                                                          2,389
          18,010  Railamerica Incorporated+                                                                                224,765
           4,950  Sabre Holdings Corporation                                                                               108,306

                                                                                                                           335,460
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 2.00%
           2,675  Allscripts Healthcare Solutions Incorporated+                                                             38,252
           9,010  Endo Pharmaceuticals Holdings Incorporated+                                                              203,176
          17,205  Source Interlink Companies Incorporated+                                                                 193,556

                                                                                                                           434,984
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 3.72%
          23,170  CellStar Corporation+                                                                                     53,986
         327,170  Covalent Group Incorporated+                                                                             752,491
             100  US Home Systems Incorporated+                                                                                520

                                                                                                                           806,997
                                                                                                              --------------------

Total Common Stocks (Cost $19,236,610)                                                                                  21,606,387
                                                                                                              --------------------

Short-Term Investments - 2.16%*

Mutual Fund - 2.16%
         468,179  Wells Fargo Money Market Trust~                                                                          468,179
                                                                                                              --------------------

Total Short-Term Investments (Cost $468,179)                                                                               468,179
                                                                                                              --------------------

Total Investments in Securities
(Cost $19,704,789)                                       101.63%                                               $        22,074,566

Other Assets and Liabilities, Net                         (1.63)                                                          (354,897)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        21,719,669
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
@   Securities issued on a when-issued basis.
# All or a portion of this security is segregated as collateral for open written option contracts.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                                                              Strike Price/
Principal                                                                                    Expiration Date           Value

Written Options - (0.30%)
           (10) Ascential Software Corporation Call+                                    $15.00    05/20/2005   $            (3,450)
           (20) Briggs & Stratton Corporation  Call+                                     40.00    04/15/2005                  (250)
            (5) California Pizza Kitchen Incorporated Call+                              25.00    07/15/2005                  (538)
           (15) Canadian Natural Resources Limited Call+                                 45.00    06/17/2005               (18,525)
           (25) Canadian Natural Resources Limited Call+                                 55.00    06/17/2005               (12,125)
            (5) CNOOC Limited ADR Call+                                                  55.00    04/15/2005                  (475)
           (10) CV Therapeutics Incorporated Call+                                       20.00    04/15/2005                (1,700)
            (5) Darden Restaurants Incorporated Call+                                    25.00    04/15/2005                (2,850)
           (15) DHB Industries Incorporated Call+                                        15.00    04/15/2005                   (38)
            (5) Forest Oil Corporation Call+                                             30.00    05/20/2005                (5,325)
            (5) Forest Oil Corporation Call+                                             40.00    05/20/2005                (1,138)
            (5) Forest Oil Corporation Call+                                             40.00    08/19/2005                (1,825)
           (15) Guess? Incorporated Call+                                                15.00    06/17/2005                (1,013)
            (5) Helmerich & Payne Incorporated Call+                                     40.00    06/17/2005                (1,050)
            (5) Inco Limited Call+                                                       40.00    04/15/2005                  (488)
           (10) Pogo Producing Company Call+                                             45.00    05/20/2005                (5,000)
           (10) Transocean Incorporated Call+                                            50.00    05/20/2005                (3,650)
            (5) United States Steel Corporation Call+                                    55.00    07/15/2005                (1,725)
            (5) United States Steel Corporation Call+                                    60.00    07/15/2005                (1,013)
            (5) United States Steel Corporation Call+                                    65.00    07/15/2005                  (575)
            (5) United States Steel Corporation Call+                                    60.00    07/15/2005                (1,013)
            (5) UNOVA Incorporated Call+                                                 22.50    06/17/2005                  (875)
            (5) UNOVA Incorporated Call+                                                 22.50    09/16/2005                  (475)

Total Written Options (Cost $(58,548))                                                                                     (65,113)
                                                                                                              --------------------

Strong Strategic Value Fund
March 31, 2005 (Unaudited)
                                                                             Shares or
                                                                             Principal
                                                                               Amount                    Value
---------------------------------------------------------------------------------------------------------------------
Common Stocks 96.9%
Aerospace - Defense 1.9%
Northrop Grumman Corporation                                                          730             $       39,405

Apparel - Shoes & Related Manufacturing 2.9%
NIKE, Inc. Class B                                                                    480                     39,989
Wolverine World Wide, Inc.                                                            915                     19,608
                                                                                         ----------------------------

                                                                                                              59,597
Auto Manufacturer 1.3%
Ford Motor Company                                                                  2,373                     26,886

Banks - Southeast 1.4%
Trustmark Corporation                                                               1,000                     29,000

Banks - Super Regional 3.8%
Marshall & Ilsley Corporation                                                         830                     34,653
Wachovia Corporation                                                                  880                     44,801
                                                                                         ----------------------------

                                                                                                              79,454
Banks - West/Southwest 0.9%
Umpqua Holdings Corporation                                                           800                     18,680

Building - Hand Tools 1.8%
The Toro Company                                                                      430                     38,055

Chemicals - Basic 1.0%
BASF AG Sponsored ADR                                                                 290                     20,459

Commercial Services - Security/Safety 1.6%
The Brink's Company                                                                   980                     33,908

Computer - IT Services 1.6%
Affiliated Computer Services, Inc. Class A (b)                                        630                     33,541

Computer - Manufacturers 1.7%
Dell, Inc. (b)                                                                        950                     36,499

Computer Software - Security 0.7%
Symantec Corporation (b)                                                              700                     14,931

Consumer Products - Miscellaneous 3.3%
Rayovac Corporation (b)                                                             1,100                     45,760
The Yankee Candle Company, Inc. (b)                                                   700                     22,190
                                                                                         ----------------------------

                                                                                                              67,950
Cosmetics - Personal Care 1.7%
Kimberly-Clark Corporation                                                            350                     23,005
Nu Skin Enterprises, Inc. Class A                                                     600                     13,506
                                                                                         ----------------------------

                                                                                                              36,511
Diversified Operations 5.0%
Griffon Corporation (b)                                                             1,400                     29,974
The Manitowoc Company, Inc.                                                         1,000                     40,390
Textron, Inc.                                                                         450                     33,579
                                                                                         ----------------------------

                                                                                                             103,943
Finance - Consumer/Commercial Loans 2.5%
MBNA Corporation                                                                    1,350                     33,143
Portfolio Recovery Associates, Inc. (b)                                               570                     19,397
                                                                                         ----------------------------

                                                                                                              52,540
Finance - Mortgage & Related Services 1.5%
FHLMC                                                                                 510                     32,232

Financial Services - Miscellaneous 3.4%
CompuCredit Corporation (b)                                                         1,400                     37,268
John H. Harland Company                                                             1,000                     34,360
                                                                                         ----------------------------

                                                                                                              71,628
Food - Confectionery 1.1%
Hershey Foods Corporation                                                             380                     22,975

Food - Flour & Grain 0.6%
Archer Daniels Midland Company                                                        500                     12,290

Funeral Services & Related 1.6%
Alderwoods Group, Inc. (b)                                                          2,670                     33,215

Insurance - Diversified 2.2%
Prudential Financial, Inc.                                                            800                     45,920

Insurance - Life 3.5%
AmerUs Group Company                                                                  780                     36,855
MetLife, Inc.                                                                         930                     36,363
                                                                                         ----------------------------

                                                                                                              73,218
Insurance - Property/Casualty/Title 4.2%
The Allstate Corporation                                                              800                     43,248
IPC Holdings, Ltd.                                                                    700                     27,496
LandAmerica Financial Group, Inc.                                                     350                     17,511
                                                                                         ----------------------------

                                                                                                              88,255
Machinery - General Industrial 1.5%
Flowserve Corporation (b)                                                           1,230                     31,820

Media - Periodicals 1.5%
The Readers Digest Association, Inc.                                                1,790                     30,985

Media - Radio/TV 1.7%
The Walt Disney Company                                                             1,260                     36,200

Medical - Biomedical/Biotechnology 2.9%

Gen-Probe, Inc. (b)                                                                   700                     31,192
Molecular Devices Corporation (b)                                                   1,520                     28,880
                                                                                         ----------------------------

                                                                                                              60,072
Medical - Drug/Diversified 1.7%
Schering AG ADR                                                                       540                     36,072

Medical - Generic Drugs 1.4%
Perrigo Company                                                                     1,480                     28,342

Medical - Health Maintenance Organizations 4.5%
Aetna, Inc.                                                                           560                     41,972
UnitedHealth Group, Inc.                                                              550                     52,459
                                                                                         ----------------------------

                                                                                                              94,431
Medical - Outpatient/Home Care 0.9%
Apria Healthcare Group, Inc. (b)                                                      600                     19,260

Medical - Products 3.8%
Alcon, Inc.                                                                           440                     39,288
Dade Behring Holdings, Inc. (b)                                                       670                     39,483
                                                                                         ----------------------------

                                                                                                              78,771
Medical/Dental - Supplies 2.2%
Becton, Dickinson & Company                                                           770                     44,983

Oil & Gas - International Integrated 4.8%
ConocoPhillips                                                                        500                     53,920
Exxon Mobil Corporation                                                               780                     46,488
                                                                                         ----------------------------

                                                                                                             100,408
Oil & Gas - Refining/Marketing 2.8%
Tesoro Corporation (b)                                                              1,600                     59,232

Retail - Clothing/Shoes 4.1%
Charming Shoppes, Inc. (b)                                                          4,200                     34,146
The Men's Wearhouse, Inc. (b)                                                       1,200                     50,652
                                                                                         ----------------------------

                                                                                                              84,798
Retail - Restaurants 2.0%
McDonald's Corporation                                                              1,370                     42,662

Retail/Wholesale - Building Products 1.6%
The Home Depot, Inc.                                                                  900                     34,416

Telecommunications - Equipment 1.3%
Commscope, Inc. (b)                                                                 1,750                     26,180

Telecommunications - Wireless Equipment 3.1%
Motorola, Inc.                                                                      2,300                     34,431
Telefonaktiebolaget LM Ericsson Sponsored ADR (b)                                   1,070                     30,174
                                                                                         ----------------------------

                                                                                                              64,605
Telecommunications - Wireless Services 1.6%
Millicom International Cellular SA (b)                                              1,630                     33,040

Utility - Electric Power 2.3%
Edison International                                                                1,400                     48,608
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,672,251)                                                                      2,025,977
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.7%
Repurchase Agreements
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $55,101); Collateralized by: United States
Government & Agency Issues                                                   $     55,100                     55,100
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $55,100)                                                                   55,100
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,727,351) 99.6%                                                    2,081,077
Other Assets and Liabilities, Net 0.4%                                                                         9,197
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                     $    2,090,274
=====================================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Equity Funds II, Inc., on behalf of Strong Multi Cap Value Fund, Strong Small Company Value Fund, Strong Small/Mid Cap Value Fund and Strong Strategic Value Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005